Operating Lease Agreements (Schedule Of Future Minimum Rental Payments For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
2013	$ 140,480
2014	131,971
2015	122,294
2016	111,660
2017	101,157
Thereafter	400,810
Total minimum payments	1,008,372
Restaurants [Member]
Property, Plant and Equipment [Line Items]
2013	133,183
2014	125,358
2015	116,120
2016	106,024
2017	95,574
Thereafter	389,302
Total minimum payments	965,561
Others [Member]
Property, Plant and Equipment [Line Items]
2013	7,297
2014	6,613
2015	6,174
2016	5,636
2017	5,583
Thereafter	11,508
Total minimum payments	$ 42,811